Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

11.  Segment Information

The Company operates its business in three segments: Relaxation Salon, Digital Preventative Healthcare, and Luxury Beauty, which are based on the organizational structure and information reviewed by the Company’s Chief Operating Decision Maker, who is the Chief Executive Officer, to evaluate its operating results and allocation of resources.

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1.

Information about operating results and assets for each segment as of and for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Thousands of Yen
		Digital		Corporate
	Relaxation	Preventative	Luxury	and
	Salon	Healthcare	Beauty	elimination		Consolidated
Year ended December 31, 2023
Revenues	¥6,059,851	¥200,397	¥567,695	¥	―	¥6,827,943
Operating income (loss)	848,047	(173,138)	(84,490)		(981,998)	(391,579)
Depreciation and amortization	157,804	27,574	35,729		31,488	252,595
Total assets	4,814,248	458,535	611,925		964,481	6,849,189

Year ended December 31, 2022
Revenues	¥5,972,913	¥386,383	¥594,761	¥	―	¥6,954,057
Operating income (loss)	1,272,093	(60,190)	(23,735)		(1,091,201)	96,967
Depreciation and amortization	78,825	20,100	11,454		73,677	184,056
Total assets	4,693,660	189,933	822,354		1,041,399	6,747,346

Year ended December 31, 2021
Revenues	¥5,196,540	¥43,965	¥169,320	¥	―	¥5,409,825
Operating income (loss)	699,105	(144,857)	(6,538)		(1,018,297)	(470,587)
Depreciation and amortization	80,917	11,113	10,736		23,477	126,243
Total assets	4,002,005	161,945	701,172		887,939	5,753,061

Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate general and administrative expenses and back-office expenses.

Assets attributed to each segment are accounts receivable-trade, net, accounts receivable-other, net, inventories, prepaid expenses, right-of-use asset - operating lease, property and equipment, goodwill, intangible assets, investments, and lease and guarantee deposits. Corporate assets primarily consist of cash and cash equivalents, time deposits, long-term accounts receivable-other, net, deferred tax assets, and property and equipment.

Substantially all revenues are from customers operating in Japan. Geographic information is omitted due to immateriality of revenue and operating income attributable to international operations for the years ended December 31, 2023, 2022 and 2021.